39. Related-party transactions (Details 2) $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($) Number
Disclosure of transactions between related parties [line items]
Wages and short-term benefits		$ 2.1	$ 3.2
Social security and other employee-related taxes		0.5	1.0
Post-employment benefits (pension plan)		0.1	0.4
Variable compensation			2.8
Benefits due to termination of tenure		0.1	0.4
Total compensation recognized in the statement of income		2.8	7.8
Total compensation paid		$ 2.7	$ 6.0
Average number of members in the period | Number	[1]	18	17.42
Average number of paid members in the period | Number	[2]	13	12.67
Officers [member]
Disclosure of transactions between related parties [line items]
Wages and short-term benefits		$ 2.0	$ 2.9
Social security and other employee-related taxes		0.5	1.0
Post-employment benefits (pension plan)		0.1	0.4
Variable compensation			2.8
Benefits due to termination of tenure		0.1	0.4
Total compensation recognized in the statement of income		2.7	7.5
Total compensation paid		$ 2.7	$ 6.0
Average number of members in the period | Number	[1]	9	8
Average number of paid members in the period | Number	[2]	9	8
Board members [member]
Disclosure of transactions between related parties [line items]
Wages and short-term benefits		$ 0.1	$ 0.3
Social security and other employee-related taxes
Post-employment benefits (pension plan)
Variable compensation
Benefits due to termination of tenure
Total compensation recognized in the statement of income		0.1	0.3
Total compensation paid
Average number of members in the period | Number	[1]	9	10
Average number of paid members in the period | Number	[2]	4	5

[1]	Monthly average number of members.
[2]	Monthly average number of paid members.